Document and Entity Information	Jun. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 22, 2021
Entity Registrant Name	HP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4423
Entity Tax Identification Number	94-1081436
Entity Address, Address Line One	1501 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	857-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000047217
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPQ
Security Exchange Name	NYSE